CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and deposits on call	$ 712	$ 1,081	$ 417
Money market instruments	442	249	39
Total cash and cash equivalents (note 33 and note 34)	$ 1,154	$ 1,330	$ 456	$ 329